United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2013

Date of Reporting Period: Six months ended 12/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2012
Share Class	Ticker
A	FMTAX
Institutional	FSHIX
Service	FSHSX

Federated Short-Intermediate Duration Municipal Trust
Fund Established 1981

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from July 1, 2012 through December 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At December 31, 2012, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—State	14.6%
Hospital	13.8%
General Obligation—Local	12.8%
Public Power	11.7%
Electric & Gas	10.7%
Transportation	9.5%
Industrial Development/Pollution Control	6.6%
Water & Sewer	6.0%
Special Tax	4.9%
Senior Care	1.4%
Other[2]	6.4%
Other Assets and Liabilities—Net[3]	1.6%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 92.0% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2012 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.8%
	Alabama—2.7%
$3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	$4,158,258
8,000,000	Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.) Mandatory Tender 3/19/2015	8,696,560
1,000,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	1,003,920
1,170,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,197,296
925,000	Saraland, AL, GO Warrants, 4.00%, 1/1/2014	954,239
960,000	Saraland, AL, GO Warrants, 4.50%, 1/1/2015	1,027,555
2,355,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2014	2,475,906
2,470,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2015	2,696,894
2,600,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2016	2,936,908
	TOTAL	25,147,536
	Alaska—0.3%
2,000,000	Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2021	2,416,880
	Arizona—2.2%
3,500,000	Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2015	3,869,705
3,000,000	Maricopa County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2010A), 4.00% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2015	3,138,660
3,125,000	Navajo County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 1.25% TOBs (Arizona Public Service Co.), Mandatory Tender 5/30/2014	3,127,125
1,000,000	Pima County, AZ Sewer System, Revenue Bonds (Series 2011B), 4.00%, 7/1/2014	1,052,170
1,250,000	Pima County, AZ Sewer System, Revenue Bonds (Series 2011B), 5.00%, 7/1/2015	1,384,462
7,260,000	Salt River Project, AZ Agricultural Improvement & Power District, COPs, 5.00% (National Re Holdings Corp. INS), 12/1/2015	7,548,295
	TOTAL	20,120,417
	Arkansas—0.2%
500,000	Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2017	542,560
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arkansas—continued
$1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	$1,192,428
		TOTAL	1,734,988
		California—10.9%
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1), 1.23% TOBs, Mandatory Tender 4/1/2024	5,000,950
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1), 1.23% TOBs, Mandatory Tender 4/1/2024	10,001,900
500,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2014	521,840
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	1,529,775
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	1,597,245
4,000,000		California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Digital Health (Catholic Healthcare West)), Mandatory Tender 7/1/2014	4,222,840
2,000,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004), 3.00% (Waste Management, Inc.), 9/1/2014	2,077,440
8,000,000	[2]	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 2.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	8,008,960
5,000,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.63% (Waste Management, Inc.), 6/1/2018	5,207,650
5,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2014	5,309,250
5,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2015	5,521,300
3,000,000		California State Public Works Board, Lease Revenue Bonds (Series 2012G), 5.00%, 11/1/2020	3,592,110
1,440,000		California State Public Works Board, Lease Revenue Bonds (Series 2012H), 5.00%, 4/1/2019	1,688,702
4,375,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	4,662,700
4,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.13%, 5/1/2019	4,010,560
3,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.28%, 5/1/2020	3,034,260
3,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 10/1/2015	3,345,480
3,975,000		California Statewide CDA, Revenue Bonds (Series 2009A), 5.00% (Kaiser Permanente), 4/1/2013	4,020,752
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$2,500,000	California Statewide CDA, Revenue Bonds (Series 2009E-1), 5.00% TOBs (Kaiser Permanente) Mandatory Tender 5/1/2017	$2,899,600
2,000,000	Chula Vista, CA, Revenue Refunding Bonds (Series 2006A), 1.65% (San Diego Gas & Electric Co.), 7/1/2018	2,021,900
4,195,000	Los Angeles, CA USDT, Refunding COPs (Series 2010A), 5.00%, 12/1/2015	4,655,611
2,750,000	San Diego County, CA Water Authority, Subordinate Lien Water Revenue Refunding Bonds (Series 2011S-1), 5.00%, 7/1/2016	3,145,505
11,485,000	San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00%, 11/1/2017	13,671,974
	TOTAL	99,748,304
	Colorado—1.6%
2,090,000	Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.38% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,114,474
100,000	Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.38% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	100,258
2,900,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	3,137,104
500,000	Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 2.00% (Covenant Retirement Communities, Inc.), 12/1/2013	502,795
2,115,000	Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2015	2,230,944
1,795,000	Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2016	1,913,937
4,570,000	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Term Rate Bonds)(Series 2011A), 2.85% TOBs, Mandatory Tender 9/1/2014	4,572,193
	TOTAL	14,571,705
	Connecticut—3.5%
2,750,000	Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 4.00%, 8/15/2014	2,887,775
1,010,000	Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 4.00%, 8/15/2015	1,084,013
3,185,000	Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2016	3,580,035
2,580,000	Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2017	2,947,392
5,000,000	Connecticut State, UT GO Bonds (Series 2010C), 5.00%, 12/1/2013	5,218,900
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$10,000,000		Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.38%, 4/15/2020	$10,135,500
2,000,000		Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.11%, 9/15/2019	2,010,360
2,100,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2018	2,255,904
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2019	2,162,620
		TOTAL	32,282,499
		District of Columbia—0.2%
2,000,000		District of Columbia Revenue, University Revenue Refunding Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2015	2,185,040
		Florida—7.1%
8,000,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2012A-1), 5.00%, 6/1/2015	8,723,600
5,000,000	[1]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2010A-3), 1.88% (Citizens Property Insurance Coastal Account), 6/1/2013	5,030,150
7,245,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2010A), 5.00% (Florida State), 6/1/2017	8,533,885
500,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 4.00%, 10/1/2015	542,145
630,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 4.00%, 10/1/2017	705,858
800,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 5.00%, 10/1/2016	913,824
2,000,000		Halifax Hospital Medical Center, FL, Hospital Revenue Refunding & Improvement Bonds (Series 2006A), 5.25%, 6/1/2015	2,175,660
5,000,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.23%, 10/1/2014	5,045,150
600,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2014	616,380
750,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2015	776,783
1,435,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2016	1,489,688
7,800,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	8,767,434
610,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2019	735,898
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$500,000	Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2020	$606,710
1,250,000	Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2021	1,523,825
3,000,000	Okeechobee County, FL, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.63% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,000,120
1,750,000	Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2018	2,070,705
1,500,000	Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2019	1,801,395
1,350,000	Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2020	1,626,615
1,500,000	Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011B), 5.00%, 10/1/2018	1,819,470
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,027,940
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,058,050
5,000,000	Tampa Bay, FL Water Utility System, Refunding Revenue Bonds (Series 2011B), 5.00%, 10/1/2018	6,049,450
	TOTAL	64,640,735
	Georgia—3.3%
2,500,000	Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2018	2,950,375
4,000,000	Burke County, GA Development Authority, PCRBs (First Series 2012), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 6/1/2017	4,105,840
2,665,000	Burke County, GA Development Authority, PCRBs (Series 2011A), 2.50% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	2,673,555
600,000	DeKalb County, GA Water & Sewerage, Revenue Bonds (Series 2011A), 4.00%, 10/1/2014	635,592
950,000	DeKalb County, GA Water & Sewerage, Revenue Bonds (Series 2011A), 4.00%, 10/1/2015	1,032,783
3,535,000	Floyd County, GA Development Authority PCRBs (First Series 2010), 0.85% TOBs (Georgia Power Co.), Mandatory Tender 11/19/2015	3,522,062
3,000,000	Fulton County, GA Water & Sewage System, Revenue Refunding Bonds (Series 2011), 5.00%, 1/1/2019	3,650,310
2,000,000	Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2016	2,293,300
1,000,000	Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2018	1,194,040
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—continued
$4,950,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2012C), 5.00%, 1/1/2020	$5,991,034
2,000,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2015	2,211,840
	TOTAL	30,260,731
	Hawaii—0.4%
800,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 4.00% (Kahala Nui), 11/15/2013	812,832
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 4.50% (Kahala Nui), 11/15/2015	1,056,000
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2017	1,094,810
500,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2018	555,060
	TOTAL	3,518,702
	Illinois—5.0%
3,500,000	Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	3,742,620
1,875,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	2,171,362
2,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2015	2,230,240
2,000,000	Illinois Finance Authority, Gas Supply Revenue Refunding Bonds (Series 2010), 2.13% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	2,032,520
2,500,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2017	2,691,250
5,000,000	Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group) Mandatory Tender 5/1/2017	5,790,050
1,510,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	1,542,541
2,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 12/15/2017	2,314,200
1,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2014	1,067,290
1,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2015	1,109,000
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$1,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	$1,145,610
3,990,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	3,990,000
4,000,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	4,588,800
5,000,000	Illinois State, UT GO Bonds (Series of March 2012), 5.00%, 3/1/2017	5,690,650
2,205,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2018	2,505,277
2,680,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2017	3,064,473
	TOTAL	45,675,883
	Indiana—3.2%
2,500,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-8), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 7/28/2016	2,851,125
4,000,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-9), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 6/1/2017	4,625,040
750,000	Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 4.00%, 1/1/2020	862,853
1,000,000	Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2019	1,206,480
855,000	Indiana State Finance Authority (Hospital Revenue Bonds), Hospital Revenue Bonds (Series 2012A), 5.00% (Community Health Network), 5/1/2020	1,000,102
1,270,000	Indiana State Finance Authority, Environmental Facilities Revenue Refunding Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,385,646
425,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2012A), 4.00% (CWA Authority), 10/1/2014	450,980
625,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00% (CWA Authority), 10/1/2018	751,075
825,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00% (CWA Authority), 10/1/2020	1,015,146
1,000,000	Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2018	1,173,280
2,500,000	Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2019	2,977,375
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 6/1/2013	1,014,710
900,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.50%, 7/1/2015	988,146
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Indiana—continued
$5,000,000	Whiting, IN Environmental Facilities, Bonds (Series 2005), 5.00% (BP PLC), 7/1/2017	$5,764,700
3,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	3,680,190
	TOTAL	29,746,848
	Iowa—0.1%
1,000,000	Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	1,060,030
	Louisiana—1.3%
2,000,000	DeSoto Parish, LA, PCR Refunding Bonds (Series 2010), 3.25% TOBs (Southwestern Electric Power Co.), Mandatory Tender 1/2/2015	2,060,380
6,000,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-2), 2.10% TOBs (Loop LLC), Mandatory Tender 10/1/2014	6,088,440
3,765,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	4,139,919
	TOTAL	12,288,739
	Maryland—0.7%
5,270,000	Prince Georges County, MD, GO Consolidated Public Improvement Bonds (Series 2010A), 5.00%, 9/15/2018	6,470,717
	Massachusetts—1.8%
2,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	2,167,160
1,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2017	1,142,920
3,750,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2016	4,261,912
1,875,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Nuclear Project 3 (Series 2011), 5.00%, 7/1/2015	2,073,731
2,120,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Project 6 (Series 2011), 5.00%, 7/1/2017	2,415,952
2,130,000	Massachusetts State HFA, Construction Loan Notes (Series 2012F), 0.65%, 12/1/2014	2,125,719
2,000,000	Massachusetts State SO, Dedicated Tax Revenue Bonds, 5.25% (United States Treasury PRF 1/1/2014@100), 1/1/2020	2,097,960
	TOTAL	16,285,354
	Michigan—3.1%
1,375,000	Grand Rapids, MI Water Supply System, Revenue Refunding Bonds (Series 2010), 5.00%, 1/1/2016	1,550,216
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,500,000	Grand Rapids, MI Water Supply System, Revenue Refunding Bonds (Series 2010), 5.00%, 1/1/2017	$1,741,740
4,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005 A-4), 1.63% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 11/1/2019	3,994,320
1,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2016	1,152,480
3,335,000	Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 8/1/2014	3,411,205
3,000,000	Michigan State Strategic Fund, Solid Waste Disposal LT Obligation Revenue Refunding Bonds (Series 2004), 2.80% (Waste Management, Inc.), 12/1/2013	3,051,900
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(National Public Finance Guarantee Corporation LOC), 11/1/2013	1,040,980
8,875,000	Michigan Strategic Fund, Adjustable Rate Demand LO Revenue Refunding Bonds (Series 1995C), 2.13% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	9,125,541
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2019	1,171,350
1,170,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2020	1,382,121
1,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 4.00%, 1/1/2013	1,000,000
	TOTAL	28,621,853
	Mississippi—0.9%
3,185,000	Mississippi Development Bank, SO Bonds (Series 2010A), 5.00%, 1/1/2014	3,322,210
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2015	1,114,670
3,250,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (2010 Series 1), 5.00% (North Mississippi Health Services), 10/1/2017	3,781,732
	TOTAL	8,218,612
	Missouri—0.3%
1,240,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,243,683
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2017	1,125,830
	TOTAL	2,369,513
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nebraska—0.9%
$570,000		Nebraska Public Power District, General Revenue Bonds (Series 2011A), 4.00%, 1/1/2015	$608,709
570,000		Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2016	641,187
850,000		Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2017	981,903
350,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2020	379,187
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.50%, 1/1/2019	559,615
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2018	1,133,930
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2020	575,950
1,175,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2019	1,419,118
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2021	2,451,480
		TOTAL	8,751,079
		Nevada—0.9%
3,875,000		Clark County, NV Airport System, Passenger Facility Charge Revenue Refunding Bonds (Series 2010F-1), 5.00%, 7/1/2014	4,107,887
1,000,000		Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,006,700
425,000		Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Digital Health (Catholic Healthcare West)), 7/1/2013	434,669
2,250,000		Washoe County, NV School District, Refunding LT GO Bonds (Series 2012A), 4.00%, 6/1/2019	2,584,485
		TOTAL	8,133,741
		New Jersey—4.7%
2,500,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.63% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	2,481,475
2,500,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	2,782,350
2,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2017	2,261,520
3,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2018	3,441,840
2,000,000		New Jersey EDA, School Facilities Construction Revenue Refunding Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,102,260
16,520,000	[1]	New Jersey EDA, School Facilities Construction Revenue Refunding Bonds (Series E), 1.83% (New Jersey State), 2/1/2016	16,947,207
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
$1,000,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2018	$1,159,760
1,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2018	1,183,260
5,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012B), 5.00%, 1/1/2019	5,956,250
3,929,000	Newark, NJ, (Series 2012B), 2.50% BANs, 6/28/2013	3,941,376
1,080,000	Newark, NJ, (Series G), 2.00% BANs, 12/11/2013	1,086,459
	TOTAL	43,343,757
	New Mexico—0.9%
7,000,000	Farmington, NM, Refunding PCRBs (Series 2012A), 1.88% TOBs (El Paso Electric Co.), Mandatory Tender 9/1/2017	7,080,850
830,000	Sandoval County, NM, Incentive Payment Revenue Refunding Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	853,721
	TOTAL	7,934,571
	New York—7.1%
2,500,000	Erie County, NY IDA, School Facility Revenue Refunding Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2018	2,958,625
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2014	1,059,680
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2015	1,097,220
2,000,000	Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005D), 5.00% (MTA Transportation Revenue), 11/15/2016	2,301,660
1,000,000	Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005G), 5.00% (MTA Transportation Revenue), 11/15/2017	1,173,350
2,165,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2013	2,194,790
2,600,000	New York City Housing Development Corp., MFH Revenue Bonds (Series B-2), 2.05%, 5/1/2014	2,636,530
3,825,000	New York City, NY TFA, Future Tax Secured Bonds (Series 2010I-2), 5.00%, 11/1/2017	4,543,067
170,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00% (Escrowed In Treasuries COL), 8/1/2013	174,701
1,885,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00%, 8/1/2013	1,936,159
3,000,000	New York City, NY, UT GO Bonds (Fiscal 2011 Series B), 5.00%, 8/1/2017	3,523,740
2,045,000	New York City, NY, UT GO Bonds (Series 2005O), 5.00% (Escrowed In Treasuries COL), 6/1/2013	2,085,511
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$610,000		New York City, NY, UT GO Bonds (Series 2005O), 5.00%, 6/1/2013	$621,852
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2017	2,349,160
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2018	2,405,340
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2019	2,440,280
1,345,000		New York City, NY, UT GO Bonds (Series A), 5.00%, 8/1/2016	1,540,846
500,000		New York City, NY, UT GO Bonds (Series A-1), 5.00%, 8/1/2018	601,335
1,005,000		New York City, NY, UT GO Bonds (Series C), 5.00%, 8/1/2018	1,208,683
4,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2016	4,562,760
1,300,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2018	1,530,737
1,000,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2019	1,200,750
8,000,000		New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2016	9,011,840
3,000,000		New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	3,239,820
2,000,000		Suffolk County, NY EDC, Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2018	2,327,460
3,350,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2017	3,962,012
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2018	2,416,580
		TOTAL	65,104,488
		North Carolina—2.1%
1,145,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	1,241,901
1,250,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,478,513
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2019	1,200,750
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,000,000
2,840,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series 2003F), 5.50%, 1/1/2014	2,980,580
1,015,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 0.87% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2033	1,015,193
2,550,000		North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist Obligated Group), 6/1/2014	2,719,473
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	North Carolina—continued
$1,245,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist Obligated Group), 6/1/2015	$1,378,763
1,500,000	North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2008A), 5.25%, 1/1/2017	1,747,425
2,000,000	North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,133,080
2,000,000	Wake County, NC, Public Improvement UT GO Bonds, 5.00%, 3/1/2015	2,197,980
	TOTAL	19,093,658
	Ohio—3.7%
1,400,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2012B), 5.00% (AMP Fremont Energy), 2/15/2016	1,567,006
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	2,104,960
1,800,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2016	2,045,754
2,685,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	3,103,538
2,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.88% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	2,052,900
8,630,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2013	8,665,555
2,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-A), 5.70% (FirstEnergy Solutions Corp.), 2/1/2014	2,090,380
795,000	Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2016	916,182
2,000,000	Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2018	2,419,780
800,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2013	822,472
625,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2016	685,669
1,720,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2014	1,848,484
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2017	1,159,570
300,000	Ohio State University, General Receipts Bonds (Series 2009A), 5.00% (Escrowed In Treasuries COL), 12/1/2013	312,972
2,700,000	Ohio State University, General Receipts Bonds (Series 2009A), 5.00%, 12/1/2013	2,816,154
1,291,000	Richland County, OH, 2.00% BANs, 7/25/2013	1,296,345
	TOTAL	33,907,721
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—3.2%
$1,410,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2019	$1,574,251
2,685,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2020	3,085,012
2,285,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2021	2,627,499
1,580,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,588,200
2,000,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2018	2,227,840
2,700,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2019	3,045,330
425,000		Oklahoma Development Finance Authority, Revenue Refunding Bonds (Series 2012), 5.00% (St. John Health System, OK), 2/15/2014	444,129
500,000		Oklahoma Development Finance Authority, Revenue Refunding Bonds (Series 2012), 5.00% (St. John Health System, OK), 2/15/2015	538,620
3,065,000		Oklahoma State Capital Improvement Authority, State Facilities Revenue Refunding Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2016	3,524,474
3,150,000		Oklahoma State Capital Improvement Authority, State Facilities Revenue Refunding Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2017	3,731,364
1,255,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 3.125% (Broken Arrow Public Schools), 9/1/2018	1,359,441
2,600,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 5.00% (Broken Arrow Public Schools), 9/1/2019	3,130,036
2,000,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Broken Arrow Public Schools), 9/1/2017	2,172,680
		TOTAL	29,048,876
		Pennsylvania—7.4%
3,000,000		Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2011), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2018	3,489,390
4,300,000	[1]	Allegheny County, PA HDA Authority, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.18% TOBs (UPMC Health System), Mandatory Tender 2/1/2013	4,308,385
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$4,125,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	$4,529,786
1,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00%, 3/1/2017	1,141,370
4,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2008A), 2.15% (FirstEnergy Solutions Corp.), 3/1/2017	3,967,120
5,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2008A), 2.70% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/1/2035	5,048,850
4,000,000	[1]	Berks County, PA Municipal Authority, Variable Rate Revenue Bonds (Series 2012B), 1.63% TOBs (Reading Hospital & Medical Center), Mandatory Tender 7/1/2022	4,040,440
3,165,000		Gainesville and Hall County, GA Development Authority, Retirement Communities Revenue Refunding Bonds (Series 2012), 4.00% (ACTS Retirement Life Communities, Inc), 11/15/2017	3,405,762
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	683,962
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	417,304
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	702,537
1,000,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 5.00% (UPMC Health System), 2/15/2019	1,192,140
765,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 5.00% (UPMC Health System), 2/15/2020	915,651
1,950,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 5.00% (UPMC Health System), 2/15/2021	2,351,622
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	2,983,620
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	2,046,040
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,023,020
1,215,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	1,232,350
1,500,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.63% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	1,493,220
1,250,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2011-112), 5.00%, 10/1/2015	1,383,475
1,250,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2011-112), 5.00%, 10/1/2016	1,416,013
4,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2015	4,421,560
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$3,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2016	$3,432,270
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,028,390
3,970,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2014	4,209,391
4,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System), 5/15/2015	4,670,793
1,000,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2015	1,093,550
1,165,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2017	1,326,609
		TOTAL	67,954,620
		Rhode Island—1.6%
3,690,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2017	4,344,938
4,200,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2018	5,051,844
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2019	5,052,109
		TOTAL	14,448,891
		South Carolina—1.6%
2,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-2), 5.00%, 1/1/2015	2,158,440
1,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2010A-2), 5.00%, 1/1/2018	1,159,620
5,000,000		Piedmont Municipal Power Agency, SC, Revenue Refunding Bonds (Series 2008A-3), 5.00%, 1/1/2016	5,575,450
5,750,000	[1]	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 0.88% TOBs (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,720,330
		TOTAL	14,613,840
		Tennessee—1.3%
1,000,000		Memphis, TN Electric System, Subordinate Revenue Refunding Bonds (Series 2010), 5.00%, 12/1/2014	1,086,860
750,000		Memphis, TN Electric System, Subordinate Revenue Refunding Bonds (Series 2010), 5.00%, 12/1/2015	844,410
1,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2018	1,785,360
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$935,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	$1,133,108
4,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Refunding Bonds (Series 2010D), 5.00%, 7/1/2016	4,598,160
2,000,000		Metropolitan Nashville, TN Airport Authority, Airport Improvement Revenue Refunding Bonds (Series 2010B), 4.00% (Assured Guaranty Municipal Corp. INS), 7/1/2015	2,153,460
		TOTAL	11,601,358
		Texas—6.4%
800,000		Austin, TX Electric Utility System, Revenue Refunding Bonds (Series 2012A), 5.00%, 11/15/2020	987,112
2,000,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2016	2,267,800
1,000,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2017	1,167,920
1,750,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2018	2,093,892
3,250,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2019	3,940,560
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,182,460
1,200,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.66% (Harris County, TX Toll Road Authority), 8/15/2016	1,200,192
1,515,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.76% (Harris County, TX Toll Road Authority), 8/15/2017	1,515,424
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.77% (Harris County, TX Toll Road Authority), 8/15/2021	3,751,162
2,500,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.91% (Harris County, TX Toll Road Authority), 8/15/2018	2,500,750
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2015	1,107,180
2,375,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 4.00%, 11/15/2016	2,663,705
1,790,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 5.00%, 11/15/2016	2,075,702
2,335,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2018	2,685,040
335,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2013	342,213
500,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	531,095
1,090,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,195,959
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$3,570,000	Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2019	$4,213,885
3,000,000	Mission, TX EDC, Solid Waste Disposal Revenue Bonds (Series 2006), 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2015	3,183,150
2,000,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2019	2,350,020
1,000,000	Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2014	1,069,480
2,000,000	Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2016	2,258,180
1,250,000	Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2019	1,473,538
550,000	Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	656,370
2,600,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2016	3,014,076
3,105,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2017	3,696,006
2,375,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2011), 5.00% (Texas State), 10/1/2018	2,910,468
1,110,000	Texas State, College Student Loan Bonds (Series 2010), 5.00%, 8/1/2014	1,191,296
	TOTAL	58,224,635
	Utah—1.4%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2013	1,024,740
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.50%, 7/1/2014	1,026,090
1,350,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2015	1,506,937
3,000,000	Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.38% (United States Steel Corp.), 11/1/2015	3,103,590
5,000,000	Utah State, UT GO Bonds (Series 2009C), 5.00%, 7/1/2017	5,942,300
	TOTAL	12,603,657
	Virginia—1.9%
4,800,000	Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.13% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,998,240
2,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 1.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2014	2,012,580
2,000,000	Pittsylvania County, VA, UT GO School Refunding Notes (Series 2012), 3.00%, 7/15/2017	2,040,200
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Virginia—continued
$1,000,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2019	$1,179,020
2,000,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2020	2,386,020
3,000,000	Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD) Mandatory Tender10/1/2016	3,074,880
1,430,000	York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	1,482,695
	TOTAL	17,173,635
	Washington—1.6%
2,170,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00% (United States Treasury COL), 7/1/2013	2,220,583
1,500,000	Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	1,665,585
1,000,000	Seattle, WA Municipal Light & Power, Revenue Refunding Bonds (Series 2010B), 5.00%, 2/1/2016	1,131,690
1,000,000	Seattle, WA Municipal Light & Power, Revenue Refunding Bonds (Series 2010B), 5.00%, 2/1/2017	1,165,710
2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Revenue Refunding Bonds, 5.00%, 12/1/2013	2,608,625
2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Revenue Refunding Bonds, 5.00%, 12/1/2014	2,718,175
3,000,000	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2012B), 5.00% TOBs (Providence Health & Services) Mandatory Tender 10/1/2021	3,597,780
	TOTAL	15,108,148
	West Virginia—0.7%
1,000,000	West Virginia EDA, PCR Refunding Bonds (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	1,022,140
5,000,000	West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.13% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	5,153,200
	TOTAL	6,175,340
	Wisconsin—1.2%
1,075,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Aurora Health Care, Inc.), 4/15/2013	1,088,986
4,785,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2019	5,567,347
1,310,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2020	1,539,748
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Wisconsin—continued
$425,000	Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.00% (Marshfield Clinic), 2/15/2013	$427,151
2,500,000	Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2016	2,853,850
	TOTAL	11,477,082
	Wyoming—0.4%
3,650,000	Albany County, WY, PCRBs (Series 1985), 1.75% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/2/2013	3,636,349
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $871,023,676)	895,700,532
	SHORT-TERM MUNICIPAL—0.6%[3]
	Georgia—0.6%
5,500,000	Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.160%, 1/1/2013 (AT AMORTIZED COST)	5,500,000
	TOTAL MUNICIPAL INVESTMENTS—98.4% (IDENTIFIED COST $876,523,676)[4]	901,200,532
	OTHER ASSETS AND LIABILITIES - NET—1.6%[5]	14,307,303
	TOTAL NET ASSETS—100%	$915,507,835
At December 31, 2012, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating rate note with current rate and next reset date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, this restricted security amounted to $8,008,960, which represented 0.9% of total net assets.
3	Current rate and next reset date shown for Variable Rate Demand Notes.
4	The cost of investments for federal tax purposes amounts to $876,458,731.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

As of December 31, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CDA	—Community Development Administration
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SO	—Special Obligation
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2012	Year Ended June 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.41	$10.22	$10.14	$9.95	$9.96	$10.07
Income From Investment Operations:
Net investment income	0.06	0.16	0.14	0.17	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.02	0.19	0.08	0.19	(0.01)	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.08	0.35	0.22	0.36	0.28	0.20
Less Distributions:
Distributions from net investment income	(0.06)	(0.16)	(0.14)	(0.17)	(0.29)	(0.31)
Net Asset Value, End of Period	$10.43	$10.41	$10.22	$10.14	$9.95	$9.96
Total Return[1]	0.80%	3.40%	2.20%	3.67%	2.83%	1.98%
Ratios to Average Net Assets:
Net expenses	0.96%[2]	0.97%	0.97%	0.98%	0.97%[3]	0.96%[3]
Net investment income	1.17%[2]	1.49%	1.40%	1.44%	2.88%	3.06%
Expense waiver/reimbursement[4]	0.08%[2]	0.09%	0.09%	0.11%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$434,043	$375,254	$265,063	$322,085	$43,851	$37,370
Portfolio turnover	7%	14%	37%	22%	15%	41%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.97% and 0.96% for the years ended June 30, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2012	Year Ended June 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.41	$10.22	$10.14	$9.95	$9.96	$10.07
Income From Investment Operations:
Net investment income	0.09	0.21	0.19	0.22	0.33	0.36
Net realized and unrealized gain (loss) on investments	0.02	0.19	0.08	0.19	(0.00)[1]	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.40	0.27	0.41	0.33	0.25
Less Distributions:
Distributions from net investment income	(0.09)	(0.21)	(0.19)	(0.22)	(0.34)	(0.36)
Net Asset Value, End of Period	$10.43	$10.41	$10.22	$10.14	$9.95	$9.96
Total Return[2]	1.06%	3.92%	2.71%	4.19%	3.34%	2.47%
Ratios to Average Net Assets:
Net expenses	0.47%[3]	0.47%	0.47%	0.48%	0.48%[4]	0.48%[4]
Net investment income	1.67%[3]	1.99%	1.91%	2.15%	3.38%	3.54%
Expense waiver/reimbursement[5]	0.20%[3]	0.22%	0.23%	0.23%	0.32%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$437,620	$391,670	$316,572	$292,024	$181,396	$146,567
Portfolio turnover	7%	14%	37%	22%	15%	41%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.48% and 0.48% for the years ended June 30, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2012	Year Ended June 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.41	$10.22	$10.14	$9.95	$9.96	$10.07
Income From Investment Operations:
Net investment income	0.08	0.18	0.17	0.20	0.31	0.33
Net realized and unrealized gain (loss) on investments	0.02	0.19	0.08	0.19	(0.01)	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.37	0.25	0.39	0.30	0.22
Less Distributions:
Distributions from net investment income	(0.08)	(0.18)	(0.17)	(0.20)	(0.31)	(0.33)
Net Asset Value, End of Period	$10.43	$10.41	$10.22	$10.14	$9.95	$9.96
Total Return[1]	0.93%	3.68%	2.49%	3.94%	3.10%	2.25%
Ratios to Average Net Assets:
Net expenses	0.71%[2]	0.71%	0.70%	0.71%	0.71%[3]	0.70%[3]
Net investment income	1.43%[2]	1.76%	1.68%	1.91%	3.16%	3.32%
Expense waiver/reimbursement[4]	0.33%[2]	0.34%	0.34%	0.38%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,845	$45,168	$44,705	$41,859	$20,366	$20,075
Portfolio turnover	7%	14%	37%	22%	15%	41%
1	Based on net asset value. Total returns for periods of less than one year are not annualized. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.71% and 0.70% for the years ended June 30, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2012 (unaudited)
Assets:
Total investment in securities, at value (identified cost $876,523,676)		$901,200,532
Cash		97,437
Income receivable		9,152,236
Receivable for shares sold		7,180,094
Receivable for investments sold		3,500,000
TOTAL ASSETS		921,130,299
Liabilities:
Payable for shares redeemed	$5,136,026
Income distribution payable	148,076
Payable for shareholder services fee (Note 5)	166,274
Payable for distribution services fee (Note 5)	93,369
Payable for Directors'/Trustees' fees	470
Accrued expenses	78,249
TOTAL LIABILITIES		5,622,464
Net assets for 87,768,726 shares outstanding		$915,507,835
Net Assets Consist of:
Paid-in capital		$899,892,599
Net unrealized appreciation of investments		24,676,856
Accumulated net realized loss on investments		(8,890,830)
Distributions in excess of net investment income		(170,790)
TOTAL NET ASSETS		$915,507,835
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($434,042,979 ÷ 41,610,879 shares outstanding), no par value, unlimited shares authorized		$10.43
Offering price per share (100/99.00 of $10.43)		$10.54
Redemption proceeds per share		$10.43
Institutional Shares:
Net asset value per share ($437,620,300 ÷ 41,954,774 shares outstanding), no par value, unlimited shares authorized		$10.43
Offering price per share		$10.43
Redemption proceeds per share		$10.43
Service Shares:
Net asset value per share ($43,844,556 ÷ 4,203,073 shares outstanding), no par value, unlimited shares authorized		$10.43
Offering price per share		$10.43
Redemption proceeds per share		$10.43
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended December 31, 2012 (unaudited)
Investment Income:
Interest			$9,709,753
Expenses:
Investment adviser fee (Note 5)		$1,821,126
Administrative fee (Note 5)		355,575
Custodian fees		17,504
Transfer and dividend disbursing agent fees and expenses		88,583
Directors'/Trustees' fees		4,823
Auditing fees		12,166
Legal fees		4,109
Portfolio accounting fees		95,219
Distribution services fee (Note 5)		604,427
Shareholder services fee (Note 5)		834,830
Account administration fee (Note 2)		17,953
Share registration costs		71,002
Printing and postage		14,982
Insurance premiums		2,543
Miscellaneous		5,475
TOTAL EXPENSES		3,950,317
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(370,402)
Waiver of administrative fee (Note 5)	(2,937)
Waiver of distribution services fee (Note 5)	(55,292)
Reimbursement of shareholder services fee (Note 5)	(246,147)
Reimbursement of account administration fee (Note 2)	(2,841)
TOTAL WAIVERS AND REIMBURSEMENTS		(677,619)
Net expenses			3,272,698
Net investment income			6,437,055
Realized and Unrealized Gain on Investments:
Net realized gain on investments			46,866
Net change in unrealized appreciation of investments			1,790,729
Net realized and unrealized gain on investments			1,837,595
Change in net assets resulting from operations			$8,274,650
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 12/31/2012	Year Ended 6/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,437,055	$12,573,503
Net realized gain on investments	46,866	138,559
Net change in unrealized appreciation/depreciation of investments	1,790,729	11,733,912
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,274,650	24,445,974
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,642,768)	(4,748,192)
Institutional Shares	(3,644,657)	(7,040,676)
Service Shares	(323,349)	(790,954)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,610,774)	(12,579,822)
Share Transactions:
Proceeds from sale of shares	320,517,604	413,214,588
Net asset value of shares issued to shareholders in payment of distributions declared	4,773,143	10,157,406
Cost of shares redeemed	(223,538,407)	(249,485,922)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	101,752,340	173,886,072
Change in net assets	103,416,216	185,752,224
Net Assets:
Beginning of period	812,091,619	626,339,395
End of period (including undistributed (distributions in excess of) net investment income of $(170,790) and $2,929, respectively)	$915,507,835	$812,091,619
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2012 (unaudited)
1. Organization
Federated Short-Intermediate Duration Municipal Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax exempt securities with a dollar-weighted average portfolio duration of less than five years. Interest income from the Fund's investments normally will be exempt from federal regular income tax and also normally (except in certain circumstances described in the Fund's Prospectus) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Advisor's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. For the six months ended December 31, 2012, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Institutional Shares	$2,841	$(2,841)
Service Shares	15,112	—
TOTAL	$17,953	$(2,841)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by the Fund at December 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 2.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	1/27/2010	$8,000,000	$8,008,960
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following tables summarize share activity:
	Six Months Ended 12/31/2012		Year Ended 6/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	17,888,789	$186,790,014	24,029,883	$249,061,053
Shares issued to shareholders in payment of distributions declared	208,626	2,181,749	439,105	4,550,377
Shares redeemed	(12,537,734)	(131,030,052)	(14,341,709)	(148,628,952)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,559,681	$57,941,711	10,127,279	$104,982,478
Semi-Annual Shareholder Report

	Six Months Ended 12/31/2012		Year Ended 6/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,418,157	$129,804,762	15,311,120	$158,788,624
Shares issued to shareholders in payment of distributions declared	231,832	2,424,429	494,268	5,121,597
Shares redeemed	(8,324,009)	(86,996,051)	(9,137,752)	(94,673,513)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,325,980	$45,233,140	6,667,636	$69,236,708
	Six Months Ended 12/31/2012		Year Ended 6/30/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	375,240	$3,922,828	517,085	$5,364,911
Shares issued to shareholders in payment of distributions declared	15,966	166,965	46,870	485,432
Shares redeemed	(527,532)	(5,512,304)	(596,863)	(6,183,457)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(136,326)	$(1,422,511)	(32,908)	$(333,114)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,749,335	$101,752,340	16,762,007	$173,886,072
4. Federal Tax Information
At December 31, 2012, the cost of investments for federal tax purposes was $876,458,731. The net unrealized appreciation of investments for federal tax purposes was $24,741,801. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,020,289 and net unrealized depreciation from investments for those securities having an excess of cost over value of $278,488.
At June 30, 2012, the Fund had a capital loss carryforward of $9,025,445 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$643,968	—	$643,968
2013	$963,963	NA	$963,963
2014	$458,259	NA	$458,259
2015	$983,114	NA	$983,114
2016	$337,524	NA	$337,524
2017	$2,201,047	NA	$2,201,047
2018	$2,870,784	NA	$2,870,784
2019	$566,786	NA	$566,786
5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the six months ended December 31, 2012, the Adviser waived $370,402 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended December 31, 2012, FAS waived $2,937 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended December 31, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$549,135	$—
Service Shares	55,292	(55,292)
TOTAL	$604,427	$(55,292)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended December 31, 2012, FSC retained $2,214 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended December 31, 2012, FSC retained $275 in sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended December 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$549,061	$—
Institutional Shares	246,147	(246,147)
Service Shares	39,622	—
TOTAL	$834,830	$(246,147)
For the six months ended December 31, 2012, FSSC did not receive any Service Fees paid by the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regards to the Fund's Institutional Shares, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.97%, 0.47% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended December 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $77,740,000 and $91,050,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Semi-Annual Shareholder Report

6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2012, were as follows:
Purchases	$120,032,053
Sales	$58,765,788
7. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the six months ended December 31, 2012, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the six months ended December 31, 2012, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,008.00	$4.86
Institutional Shares	$1,000	$1,010.60	$2.38
Service Shares	$1,000	$1,009.30	$3.60
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.37	$4.89
Institutional Shares	$1,000	$1,022.84	$2.40
Service Shares	$1,000	$1,021.63	$3.62
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.96%
Institutional Shares	0.47%
Service Shares	0.71%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory
Contract–May 2012
Federated Short-Intermediate Duration Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for both the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's
Semi-Annual Shareholder Report

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Intermediate Duration Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313907305
CUSIP 313907107
CUSIP 313907206
38014 (2/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date February 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 13, 2013

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date February 13, 2013